Other Liabilities - Additional Information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) Employees	Dec. 31, 2018 Employees
Disclosure Of Other Liabilities [Line Items]
Number of active employees	1,175	1,247
Number of retired and dependent employees.	477	264
Actuarial assumption of initial level of growth in medical cost.	3.25%
Actuarial assumption of discount rates	7.54%	9.17%
Actuarial gains (loss) | R$	R$ (29,660)
Bottom of range [member]
Disclosure Of Other Liabilities [Line Items]
Weighted average of life expectancy after retirement		16 years
Top of range [member]
Disclosure Of Other Liabilities [Line Items]
Weighted average of life expectancy after retirement	20 years 9 months 18 days